Others, net - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) director company	Dec. 31, 2022 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Others, net
Impairment of long term investments		¥ 14,751,000
Newsky Wisdom
Others, net
Investment gain from deconsolidation	¥ 12,600,000
Conflux global
Others, net
Cash consideration.			$ 2,000	¥ 12,745,000
Percentage of Investments disposed		66.70%
Impairment of long term investments		¥ 3,047,000
Others, net | Conflux global
Others, net
Investment gain realized		¥ 51.1
Databook Tech Ltd
Others, net
Investment gain from deconsolidation	¥ 23,100,000
Additional shares issued to number of minority shareholders | company	1
Number of directors in board seat | director	1